INVENTORIES, NET (Details) (TAT Technologies Ltd [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Inventory [Line Items]
Raw materials and components	$ 12,321	$ 11,832
Work in process	16,145	16,652
Spare parts	3,897	2,243
Finished goods	668	576
Total inventories	33,031	31,303
Reserve for slow moving and surplus production and write down of inventory	6,569	6,589
Write down of inventory		2,500	3,500
MRO Services for Aviation Components [Member]
Schedule of Inventory [Line Items]
Write down of inventory		2,500	3,500
Inventory previously written down used in provision	$ 669	$ 844